Earnings Per Share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share
A.4 Earnings per share

	2024	2023
Profit attributable to equity holders of the parent (US$m)	1,937	1,740
Weighted average number of shares on issue for basic earnings per share	1,896,041,815	1,896,624,636
Effect of dilution from contingently issuable shares	14,691,983	12,981,487
Weighted average number of shares on issue adjusted for the effect of dilution	1,910,733,798	1,909,606,123
Basic earnings per share (US cents)	102.2	91.7
Diluted earnings per share (US cents)	101.4	91.1
Earnings per share is calculated by dividing the profit for the period attributable to ordinary equity holders of the parent by the weighted average number of shares on issue during the period. The weighted average number of shares makes allowance for shares reserved for employee share plans. Diluted earnings per share is calculated by adjusting basic earnings per share by the number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.